UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:     811-21668

Cohen & Steers Dividend Value Fund, Inc.

Exact Name of Registrant (as specified in charter):

280 Park Avenue New York, NY 10017

Address of Principal Executive Office:

Dana DeVivo

280 Park Avenue

New York, NY 10017

Name and address of agent for service:

Registrant telephone number, including area code:    (212) 832-3232

Date of fiscal year end:    February 28

Date of reporting period:    November 30, 2018

Item 1. Schedule of Investments

COHEN & STEERS DIVIDEND VALUE FUND, INC.

SCHEDULE OF INVESTMENTS

November 30, 2018 (Unaudited)

		Shares	Value
COMMON STOCK	96.0%
COMMUNICATIONS	6.5%
TELECOMMUNICATION	4.2%
AT&T, Inc.		92,447	$2,888,044
Motorola Solutions, Inc.		6,762	887,513
			3,775,557

TOWERS	2.3%
Crown Castle International Corp.		17,734	2,037,636

TOTAL COMMUNICATIONS			5,813,193

CONSUMER—CYCLICAL	5.5%
HOTELS, RESTAURANTS & LEISURE	1.4%
Royal Caribbean Cruises Ltd. (Liberia)		10,864	1,228,393

SPECIALTY RETAIL	4.1%
Dollar Tree, Inc.(a)		26,392	2,290,034
Lowe’s Cos., Inc.		14,707	1,387,899

			3,677,933

TOTAL CONSUMER—CYCLICAL			4,906,326

CONSUMER—NON-CYCLICAL	17.1%
AGRICULTURE	3.2%
Philip Morris International, Inc.		32,673	2,827,195

BEVERAGE	4.5%
Molson Coors Brewing Co., Class B		26,539	1,745,470
PepsiCo, Inc.		18,506	2,256,622

			4,002,092

COSMETICS/PERSONAL CARE	3.1%
Colgate-Palmolive Co.		43,000	2,731,360

FOOD PRODUCTS	2.7%
Hershey Co.(The)		22,360	2,421,588

RETAIL	3.6%
CVS Health Corp.		39,943	3,203,428

TOTAL CONSUMER—NON-CYCLICAL			15,185,663

ENERGY	8.8%
OIL & GAS	8.0%
Cimarex Energy Co.		7,797	639,198
EOG Resources, Inc.		3,810	393,611
Exxon Mobil Corp.		19,672	1,563,924

1

		Shares	Value
Marathon Petroleum Corp.		34,048	$2,218,568
Occidental Petroleum Corp.		12,653	889,126
Suncor Energy, Inc. (CAD) (Canada)		45,182	1,456,815

			7,161,242

OIL & GAS SERVICES	0.8%
Halliburton Co.		22,224	698,500

TOTAL ENERGY			7,859,742

FINANCIAL	21.9%
BANKS	4.7%
Bank of America Corp.		114,670	3,256,628
PNC Financial Services Group, Inc.		6,625	899,543

			4,156,171

CREDIT CARD	1.9%
American Express Co.		15,364	1,724,916

DIVERSIFIED FINANCIAL SERVICES	9.8%
BlackRock, Inc.		4,155	1,778,381
Intercontinental Exchange, Inc.		24,758	2,023,224
JPMorgan Chase & Co.		33,977	3,777,903
Morgan Stanley		26,244	1,164,971

			8,744,479

INSURANCE	5.5%
Berkshire Hathaway, Inc., Class B(a)		9,118	1,989,912
Chubb Ltd.		18,420	2,463,491
Hartford Financial Services Group, Inc.		9,442	417,242

			4,870,645

TOTAL FINANCIAL			19,496,211

HEALTH CARE	11.6%
HEALTH CARE EQUIPMENT & SUPPLIES	0.5%
Abbott Laboratories		6,083	450,446

HEALTH CARE PRODUCTS	4.4%
Danaher Corp.		4,420	484,167
Johnson & Johnson		23,023	3,382,079

			3,866,246

2

		Shares	Value
HEALTH CARE PROVIDERS & SERVICES	5.2%
Anthem, Inc.		10,121	$2,935,798
Universal Health Services, Inc., Class B		12,003	1,656,294

			4,592,092

PHARMACEUTICAL	1.5%
Merck & Co., Inc.		17,053	1,352,985

TOTAL HEALTH CARE			10,261,769

INDUSTRIALS	7.2%
AEROSPACE & DEFENSE	1.5%
Northrop Grumman Corp.		4,934	1,282,248

AIR FREIGHT & COURIERS	2.5%
FedEx Corp.		9,701	2,221,529

ENVIROMENTAL CONTROL	3.2%
Waste Management, Inc.		30,535	2,862,656

TOTAL INDUSTRIALS			6,366,433

INFORMATION TECHNOLOGY	2.7%
INTERNET SOFTWARE & SERVICES	1.2%
Facebook, Inc., Class A(a)		7,484	1,052,325

IT CONSULTING & SERVICES	1.5%
DXC Technology Co.		20,944	1,320,310

TOTAL INFORMATION TECHNOLOGY			2,372,635

MATERIALS—CHEMICALS	2.7%
Air Products & Chemicals, Inc.		2,871	461,858
Celanese Corp., Series A		4,482	452,368
Ecolab, Inc.		9,399	1,508,445

			2,422,671

REAL ESTATE—DATA CENTERS	1.3%
Digital Realty Trust, Inc.		10,016	1,152,241

TECHNOLOGY	2.3%
SEMICONDUCTORS	1.3%
NXP Semiconductors NV (Netherlands)		13,293	1,108,238

SOFTWARE	1.0%
Microsoft Corp.		8,288	919,056

TOTAL TECHNOLOGY			2,027,294

3

		Shares	Value
UTILITIES	8.4%
ELECTRIC UTILITIES	5.6%
FirstEnergy Corp.		67,373	$2,548,720
NextEra Energy, Inc.		13,463	2,446,362

			4,995,082

REGULATED ELECTRIC	2.8%
Xcel Energy, Inc.		46,470	2,437,352

TOTAL UTILITIES			7,432,434

TOTAL COMMON STOCK (Identified cost—$75,886,535)			85,296,612

SHORT-TERM INVESTMENTS	4.0%
MONEY MARKET FUNDS
State Street Institutional Treasury Money Market Fund, Premier Class, 2.19%(b)		3,552,409	3,552,409

TOTAL SHORT-TERM INVESTMENTS (Identified cost—$3,552,409)			3,552,409

TOTAL INVESTMENTS IN SECURITIES (Identified cost—$79,438,944)	100.0%		88,849,021
OTHER ASSETS IN EXCESS OF LIABILITIES	0.0		41,614

NET ASSETS	100.0%		$88,890,635

Glossary of Portfolio Abbreviations

CAD	Canadian Dollar

Note: Percentages indicated are based on the net assets of the Fund.

(a)	Non-income producing security.
(b)	Rate quoted represents the annualized seven-day yield.

4

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)

Note 1. Portfolio Valuation

Investments in securities that are listed on the New York Stock Exchange (NYSE) are valued, except as indicated below, at the last sale price reflected at the close of the NYSE on the business day as of which such value is being determined. If there has been no sale on such day, the securities are valued at the mean of the closing bid and ask prices on such day or, if no ask price is available, at the bid price.

Securities not listed on the NYSE but listed on other domestic or foreign securities exchanges (including NASDAQ) are valued in a similar manner. Securities traded on more than one securities exchange are valued at the last sale price reflected at the close of the exchange representing the principal market for such securities on the business day as of which such value is being determined. If after the close of a foreign market, but prior to the close of business on the day the securities are being valued, market conditions change significantly, certain non-U.S. equity holdings may be fair valued pursuant to procedures established by the Board of Directors.

Readily marketable securities traded in the over-the-counter (OTC) market, including listed securities whose primary market is believed by Cohen & Steers Capital Management, Inc. (the investment advisor) to be OTC, are valued on the basis of prices provided by a third-party pricing service or third-party broker-dealers when such prices are believed by the investment advisor, pursuant to delegation by the Board of Directors, to reflect the fair value of such securities.

Short-term debt securities with a maturity date of 60 days or less are valued at amortized cost, which approximates fair value. Investments in open-end mutual funds are valued at net asset value (NAV).

The policies and procedures approved by the Fund’s Board of Directors delegate authority to make fair value determinations to the investment advisor, subject to the oversight of the Board of Directors. The investment advisor has established a valuation committee (Valuation Committee) to administer, implement and oversee the fair valuation process according to the policies and procedures approved annually by the Board of Directors. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities for which market prices are unavailable, or securities for which the investment advisor determines that the bid and/or ask price or a counterparty valuation does not reflect market value, will be valued at fair value, as determined in good faith by the Valuation Committee, pursuant to procedures approved by the Fund’s Board of Directors. Circumstances in which market prices may be unavailable include, but are not limited to, when trading in a security is suspended, the exchange on which the security is traded is subject to an unscheduled close or disruption or material events occur after the close of the exchange on which the security is principally traded. In these circumstances, the Fund determines fair value in a manner that fairly reflects the market value of the security on the valuation date based on consideration of any information or factors it deems appropriate. These may include, but are not limited to, recent transactions in comparable securities, information relating to the specific security and developments in the markets.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

NOTES TO SCHEDULE OF INVESTMENTS (Unaudited) (Continued)

Foreign equity fair value pricing procedures utilized by the Fund may cause certain non-U.S. equity holdings to be fair valued on the basis of fair value factors provided by a pricing service to reflect any significant market movements between the time the Fund values such securities and the earlier closing of foreign markets.

The Fund’s use of fair value pricing may cause the NAV of Fund shares to differ from the NAV that would be calculated using market quotations. Fair value pricing involves subjective judgments and it is possible that the fair value determined for a security may be materially different than the value that could be realized upon the sale of that security.

Fair value is defined as the price that the Fund would expect to receive upon the sale of an investment or expect to pay to transfer a liability in an orderly transaction with an independent buyer in the principal market or, in the absence of a principal market, the most advantageous market for the investment or liability. The hierarchy of inputs that are used in determining the fair value of the Fund’s investments is summarized below.

•	Level 1 — quoted prices in active markets for identical investments
•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, credit risk, etc.)
•	Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing investments may or may not be an indication of the risk associated with those investments. Change in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

The following is a summary of the inputs used as of November 30, 2018 in valuing the Fund’s investments carried at value:

	Total	Quoted Prices in Active Markets for Identical Investments (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)
Common Stock	$85,296,612	$85,296,612	$—	$—
Short-Term Investments	3,552,409	—	3,552,409	—

Total Investments in Securities(a)	$88,849,021	$85,296,612	$3,552,409	$—

(a)	Portfolio holdings are disclosed individually on the Schedule of Investments.

Item 2. Controls and Procedures

(a)

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)

During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

(a)	Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS DIVIDEND VALUE FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President and Principal Executive Officer

Date: January 18, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin	By:	/s/ James Giallanza
	Name: Adam M. Derechin		Name: James Giallanza
	Title: President and Principal Executive Officer		Title: Principal Financial Officer

Date: January 18, 2019